Leases (Tables)	12 Months Ended
Mar. 31, 2021
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Summary of Right Use Assets
The changes in the carrying value of ROU assets for the year ended March 31, 2021 are as follows:

Gross carrying value	Premises	Computers	Equipment	Motor vehicles	Total
Balance as at April 1, 2020	$183,839	$34	$32	$515	$184,420
Additions	26,336	—	—	118	26,454
Terminations/modifications	(985)	—	(8)	(22)	(1,015)
Translation adjustments	9,888	5	1	28	9,922

Balance as at March 31, 2021	$219,078	$39	$25	$639	$219,781

Accumulated depreciation
Balance as at April 1, 2020	$25,015	$16	$12	$279	$25,322
Depreciation	27,236	16	10	181	27,443
Terminations/modifications	(1,503)	—	(5)	(9)	(1,517)
Translation adjustments	1,749	3	—	15	1,767

Balance as at March 31, 2021	$52,497	$35	$17	$466	$53,015

Net carrying value as at March 31, 2021	$166,581	$4	$8	$173	$166,766

The changes in the carrying value of ROU assets for the year ended March 31, 2020 are as follows:

Gross carrying value	Premises	Computers	Equipment	Motor vehicles	Total
Balance as at April 1, 2019	$—	$—	$—	$—	$—
Impact on adoption of IFRS 16	178,958	39	34	522	179,553
Additions	17,826	—	—	32	17,858
Terminations/modifications	(2,614)	—	—	—	(2,614)
Translation adjustments	(10,331)	(5)	(2)	(39)	(10,377)

Balance as at March 31, 2020	$183,839	$34	$32	$515	$184,420

Accumulated depreciation
Balance as at April 1, 2019	$—	$—	$—	$—	$—
Depreciation	26,361	17	13	295	26,686
Terminations/modifications	(69)	—	—	—	(69)
Translation adjustments	(1,277)	(1)	(1)	(16)	(1,295)

Balance as at March 31, 2020	$25,015	$16	$12	$279	$25,322

Net carrying value as at March 31, 2020	$158,824	$18	$20	$236	$159,098

Summary of Movement in Lease Liabilities
The movement in lease liabilities for the year ended March 31, 2021 and 2020 is as follows:

Lease liabilities	March 31, 2021	March 31, 2020
Opening balance	$178,892	$—
Cash outflows
Principal payment of lease liabilities	(23,073)	(20,793)
Interest payment on lease liabilities	(13,442)	(13,301)
Non-cash adjustments
Impact on adoption of IFRS 16	—	194,785
Additions	25,506	16,044
Terminations/modifications	1,313	(2,535)
Interest accrued	13,689	14,782
Rent concessions	(416)	—
Translation adjustments	9,438	(10,090)

Closing balance	$191,907	$178,892

Summary of Contractual Maturities of Lease Liabilities
The table below provides details regarding the contractual maturities of lease liabilities as at March 31, 2021, on an undiscounted basis:

	As at
Tenure	March 31, 2021	March 31, 2020
Less than 1 year	$39,591	$35,110
1-3 years	73,833	64,065
3-5 years	63,462	56,075
More than 5 years	79,419	92,055

Total	$256,305	$247,305